Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Loan Receivable – Related Party

As of December 31, 2021 and 2020, the Company had loan receivable from a related party of nil and $92,831, respectively. See details in NOTE 5.

Due to Related Parties

As of December 31, 2021 and 2020, due to related parties consisted of the following:

	December 31, 2021	December 31, 2020
Advances from Xiangdong Wen (1)	$-	$2,339
Advances to Zhen Fan (2)	-	(906)
	$-	$1,433

(1)	Xiangdong Wen is the chief executive officer, chairman of the board and 10.4% shareholder of the Company.

(2)	Zhen Fan is the former chief executive officer and 9.4% shareholder of the Company.

From time to time, Xiangdong Wen, Zhen Fan and Hinman Au, a director of the Company, provided advances to the Company or made payment on behalf of the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand. The expenses paid on behalf of the Company were nil, $4,000, and $179,503 for the years ended December 31, 2021, 2020 and 2019, respectively.

Acquisition of MMBD Trading

During the year ended December 31, 2019, the Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000. See NOTE 9 for details.